Schedule of Contractual Maturities of Mortgage Loans (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) Loan	Dec. 31, 2015 USD ($)
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	103
Carrying value, maturing in 2017 | $	$ 22,707
Carrying value, maturing in 2018 | $	38,763
Carrying value, maturing in 2019 | $	10,000
Carrying value, maturing in 2020 | $	29,086
Carrying value, maturing thereafter | $	513,824
Carrying value, total | $	$ 614,380	$ 614,184
Percentage of mortgage loan portfolio carrying value	100.00%	100.00%
2017
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	5
Percentage of mortgage loan portfolio carrying value	3.70%
2018
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	8
Percentage of mortgage loan portfolio carrying value	6.30%
2019
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	1
Percentage of mortgage loan portfolio carrying value	1.60%
2020
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	6
Percentage of mortgage loan portfolio carrying value	4.80%
Thereafter
Mortgage Loans on Real Estate [Line Items]
Number of loans | Loan	83
Percentage of mortgage loan portfolio carrying value	83.60%